PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET	PROPERTY, PLANT AND EQUIPMENT, NET
(1) Property, plant and equipment, net

	Year ended December 31, 2024
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	774,052	4,407,345	8,514,780	344,859	1,121,004	202,923	438,596	15,803,559
Accumulated depreciation	—	(2,162,192)	(5,462,979)	(270,954)	—	(31,271)	(238,476)	(8,165,872)

Net book value as of January 1, 2024	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

Opening net book value	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687
Translation differences	(21,382)	(41,246)	(135,103)	(4,142)	(65,626)	(5,081)	(2,631)	(275,211)
Additions (1)	24,619	22,373	19,222	1,706	1,527,992	44,307	13,850	1,654,069
Disposals / Consumptions	—	(2,604)	—	(970)	(2,366)	(32,342)	(2,658)	(40,940)
Indexation	—	—	—	—	—	—	21,626	21,626
Transfers	3,390	475,523	404,380	45,558	(932,037)	943	(609)	(2,852)
Depreciation charge	—	(179,100)	(354,490)	(27,005)	—	(111)	(52,518)	(613,224)

Closing net book value	780,679	2,520,099	2,985,810	89,052	1,648,967	179,368	177,180	8,381,155

Values at the end of the year
Cost	780,679	4,824,531	8,783,691	371,532	1,648,967	210,643	371,560	16,991,603
Accumulated depreciation	—	(2,304,432)	(5,797,881)	(282,480)	—	(31,275)	(194,380)	(8,610,448)

Net book value as of December 31, 2024	780,679	2,520,099	2,985,810	89,052	1,648,967	179,368	177,180	8,381,155
(1) It includes $966 million related to additions of Property, plant and equipment in Mexico, mainly in connection with the investment plant in the Pesquería facilities.

	Year ended December 31, 2023
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	607,971	4,091,108	7,744,607	309,469	547,102	173,731	395,620	13,869,608
Accumulated depreciation	—	(2,012,992)	(5,123,790)	(254,599)	—	(30,864)	(185,476)	(7,607,721)

Net book value as of January 1, 2023	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

Opening net book value	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887
Translation differences	(41)	358	1,810	53	(790)	(183)	(869)	338
Acquisition of business (note 3)	93,842	170,609	407,931	10,880	173,100	27,986	20,432	904,780
Additions	70,415	5,333	24,861	2,903	921,175	37,437	16,061	1,078,185
Disposals / Consumptions	(2,314)	(409)	(388)	(952)	(1,861)	(35,792)	(104)	(41,820)
Indexation	—	—	—	—	—	—	10,626	10,626
Transfers	4,179	139,552	343,301	27,825	(517,722)	(252)	—	(3,117)
Depreciation charge	—	(148,406)	(346,531)	(21,674)	—	(411)	(56,170)	(573,192)

Closing net book value	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

Values at the end of the year
Cost	774,052	4,407,345	8,514,780	344,859	1,121,004	202,923	438,596	15,803,559
Accumulated depreciation	—	(2,162,192)	(5,462,979)	(270,954)	—	(31,271)	(238,476)	(8,165,872)

Net book value as of December 31, 2023	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687
12.    PROPERTY, PLANT AND EQUIPMENT, NET (continued)

(2) Right-of-use assets

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	376	281,250	156,614	355	438,595
Accumulated depreciation	(29)	(152,288)	(85,999)	(159)	(238,475)

Net book value as of January 1, 2024	347	128,962	70,615	196	200,120

Opening net book value	347	128,962	70,615	196	200,120
Translation differences	—	186	(2,800)	(17)	(2,631)
Additions	—	12,411	1,439	—	13,850
Disposal/Derecognition	—	(144)	(2,514)	—	(2,658)
Transfers	—	—	(609)	—	(609)
Indexation	194	14,429	7,003	—	21,626
Depreciation charge	(16)	(34,532)	(17,837)	(133)	(52,518)

Closing net book value	525	121,312	55,297	46	177,180

Values at the end of the year
Cost	570	258,797	112,060	134	371,561
Accumulated depreciation	(45)	(137,485)	(56,763)	(88)	(194,381)

Net book value as of December 31, 2024	525	121,312	55,297	46	177,180

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	1,339	266,330	127,765	187	395,621
Accumulated depreciation	(4)	(118,709)	(66,639)	(125)	(185,477)

Net book value as of January 1, 2023	1,335	147,621	61,126	62	210,144

Opening net book value	1,335	147,621	61,126	62	210,144
Translation differences	—	(790)	(79)	—	(869)
Acquisition of business (note 3)	—	3,894	16,433	105	20,432
Additions	—	3,716	12,304	41	16,061
Disposal/Derecognition	—	(85)	(19)	—	(104)
Indexation	(962)	9,784	1,704	100	10,626
Depreciation charge	(26)	(35,178)	(20,854)	(112)	(56,170)

Closing net book value	347	128,962	70,615	196	200,120

Values at the end of the year
Cost	376	281,250	156,614	355	438,595
Accumulated depreciation	(29)	(152,288)	(85,999)	(159)	(238,475)

Net book value as of December 31, 2023	347	128,962	70,615	196	200,120
The cost related to variable-lease payments that do not depend on an index or rate amounted to $20.3 million for the year ended December 31, 2024 ($19.1 million and $14.5 million for the year ended December 31, 2023 and 2022, respectively). The expenses related to leases for which the Company applied the practical expedient described in paragraph 5 (a) of IFRS 16 (leases with contract term of less than 12 months) amounted to $2.1 million for the year ended December 31, 2024 ( $2.8 million and $1.9 million for the year ended December 31, 2023 and 2022, respectively).